Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	24.67
Maximum Aggregate Offering Price	$ 98,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,627.71
Offering Note	The Form S-8 registration statement to which this Exhibit 107.1 is attached registers the offer and sale of an additional 4,000,000 common shares, no par value (the "Common Shares"), of Perpetua Resources Corp. (the "Registrant") reserved and authorized for issuance under the Registrant's First Amendment to the Omnibus Equity Incentive Plan (the "Plan"). The Registrant has previously filed a registration statement on Form S-8 with respect to the 4,280,530 Common Shares originally reserved and authorized for issuance under the Plan prior to the approval of the amendment to the Plan at the Registrant's 2024 Annual General Meeting of Shareholders. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional Common Shares that become issuable under the Plan that may be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The offering price and registration fee are based on a price of $24.67 per share, which price is the average of the high and low prices for the Common Shares, as reported on the Nasdaq Global Market on March 24, 2026.